     As filed with the Securities and Exchange Commission on October 24, 2005


                                                             File Nos. 333-34741
                                                                       811-05200

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.                          [ ]


                      Post-Effective Amendment No. 17                        [X]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 137                               [X]


                        (Check Appropriate Box or Boxes)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)

                      METLIFE INVESTORS INSURANCE COMPANY
                               (Name of Depositor)


       5 Park Avenue, Suite 1900, Irvine, California         92614
   (Address of Depositor's Principal Executive Offices)   (Zip Code)


              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                      MetLife Investors Insurance Company


                           5 Park Avenue, Suite 1900
                            Irvine, California 92614



                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] On (date) pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

Note:

This registration statement incorporates by reference the prospectus, as supplemented and the statement of additional information, each dated May 1, 2005 included in Post-Effective Amendment No. 16 to the registration statement on Form N-4 (File No. 333-34741) filed on April 28, 2005.

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

   SUPPLEMENT DATED NOVEMBER 1, 2005 TO THE PROSPECTUS DATED MAY 1, 2001 (AS
                                 SUPPLEMENTED)

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

     SUPPLEMENT DATED NOVEMBER 1, 2005 TO THE PROSPECTUS DATED MAY 1, 2005

This supplement updates information contained in the above-referenced prospectuses for the Navigator-Select and Custom-Select variable annuity contracts issued by MetLife Investors Insurance Company of California and MetLife Investors Insurance Company ("we," "us," or "our"). Effective November 1, 2005, we are adding the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio, two portfolios of the Met Investors Series Trust (the "Trust"), as investment portfolios to your contract. This supplement also notifies you that our address has changed to 5 Park Plaza, Suite 1900, Irvine, CA 92614. Please use this address when writing to us to request a prospectus or Statement of Additional Information (SAI).

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  FEE TABLES AND EXAMPLES

The Fee Tables and Examples contained in the prospectuses for the contracts describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The following supplements the information about the Met Investors Series Trust in the "Investment Portfolio Expenses" table in the prospectuses.

                                                                                     NET TOTAL
                                                                                      ANNUAL
                                                                                     PORTFOLIO
                                                                                     EXPENSES
                                                                                     INCLUDING
                                                   TOTAL   CONTRACTUAL  NET TOTAL    ESTIMATED
                                                  ANNUAL     EXPENSE     ANNUAL     EXPENSES OF
                MANAGEMENT    12B-1/     OTHER   PORTFOLIO SUBSIDY OR   PORTFOLIO   UNDERLYING
                   FEES    SERVICE FEES EXPENSES EXPENSES   DEFERRAL   EXPENSES(1) PORTFOLIOS(2)
------------------------------------------------------------------------------------------------
Cyclical Growth
  and Income
ETF Portfolio..    0.45%       0.25%      0.25%    0.95%      0.15%       0.80%        1.10%
Cyclical Growth
ETF Portfolio..    0.45%       0.25%      0.25%    0.95%      0.15%       0.80%        1.15%

                                      1                         SUPP NAV-CS1105

--------

(1)Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement under which Net Total Annual Portfolio Expenses for the shares of each portfolio will not exceed 0.80% at any time prior to April 30, 2007. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Board of Trustees of the Trust, be repaid to the Manager.

(2)As an investor in exchange traded funds ("ETFs"), each portfolio will also bear its pro rata portion of the operating expenses of each underlying ETF in which it invests. The estimated expenses of the underlying ETFs are based upon the weighted average of the total operating expenses of the underlying ETFs for the year ended December 31, 2004 (or in the case of an Underlying ETF not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005) according to the allocation targets for such underlying ETFs in place as of the date of the prospectus for the portfolios. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying ETFs instead of the portfolios. A contract owner who chooses to invest directly in the underlying ETFs would not, however, receive the asset allocation services provided by Gallatin Asset Management, Inc. (the "Subadviser"). (See the prospectus for the portfolios for a description of the target allocation for each portfolio.)

   2.  APPENDIX B: PARTICIPATING INVESTMENT PORTFOLIOS

The following information supplements the information under "Met Investors Series Trust (Class A or Class B)" in Appendix B -- Part 1 of the prospectus. For additional information about the portfolios and the underlying ETFs in which the portfolios invest, you should refer to the prospectuses for the portfolios and the underlying ETFs.

   CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

   SUBADVISER:  Gallatin Asset Management, Inc.

   INVESTMENT OBJECTIVE: The Cyclical Growth and Income ETF Portfolio seeks growth of capital and income.

   CYCLICAL GROWTH ETF PORTFOLIO (CLASS B)

   SUBADVISER:  Gallatin Asset Management, Inc.

   INVESTMENT OBJECTIVE: The Cyclical Growth ETF Portfolio seeks growth of capital.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: 800-989-3752
Irvine, CA 92614

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:


     1.   Report of Independent Registered Public Accounting Firm.


     2.   Statement of Assets and Liabilities as of December 31, 2004.

     3.   Statement of Operations for the year ended December 31, 2004.

     4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

     5.   Notes to Financial Statements - December 31, 2004.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.   Report of Independent Auditors.

     2.   Consolidated Balance Sheets as of December 31, 2004 and 2003.

     3. Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

     5. Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

     6.   Notes to Consolidated Financial Statements

b.        Exhibits
          ---------------------------------------------------------------

     1.(i) Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (5)

       (ii) Amended and restated Resolutions (11)

     2.   Not Applicable.

     3.(i) Form of Principal Underwriter's Agreement. (7)

       (ii) Form of Selling Agreement. (2)

       (iii) Principal Underwriter's and Selling agreement, dated January 1, 2001, and Amendments (11)

     4.(i) Individual Flexible Purchase Payment Deferred Variable Annuity
           Contract. (1)

       (ii) Death Benefit Rider (1)

       (iii) Rider - Nursing Home Waiver (1)

       (iv) Death Benefit Endorsements (5)

       (v) Charitable Remainder Trust Endorsement (5)

       (vi) Form of Endorsement (Name Change) (7)


     5. Application for Variable Annuity (2)

     6.(i)Copy of Articles of  Incorporation of the Company(1)

       (ii)Copy of the Bylaws of the Company (1)

     7.(i)Reinsurance Agreement between MetLife Investors Insurance Company and
          Metropolitan Life Insurance Company (9)

     (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd (9)

     8.(i)Participation Agreement among Met Investors Series Trust, Met
          Investors Advisory Corp., Met Investors Distribution Company and Metlife Investors Insurance Company dated February 12, 2001. And First Amendment to Participation Agreement dated September 14, 2001 (9)

     (ii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company (3)

     (iii) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (3)

     (iv) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Services Life Insurance Company (3)

     (v) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company. And Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company. And Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company (all dated November 17, 1997)(4)

     (vi) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (5)

     (vii) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust (6)

     (viii)Form of Fund Participation Agreement - Scudder Variable Life Investment Fund (6)

     (ix) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and COVA Financial Services Life Insurance Company (effective September 1, 2000)(11)

     (x) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company dated July 1, 2004 (13)

     9.   Opinion and Consent of Counsel (8)


     10.(i)Consent of Independent Registered Public Accounting Firm (filed herewith)

     (ii) Consent of Counsel (filed herewith)

     (iii) Consent of Sutherland Asbill & Brennan LLP(filed herewith)

     11.  Not Applicable


     12.  Agreement Governing Contribution (5)



     13.(i)Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A.
          Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke (10)

     (ii) Power of Attorney for Matthew K. Wessel (12)


     (1)Incorporated herein by reference to Registrant's Form N-4
     Registration Statement(File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     (2)Incorporated herein by reference to Registrants Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

     (3)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 (File Nos. 333-34741 and 811-05200) to Form N-4 electronically filed on January 26, 1998.


     (4)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on
     April 30, 1998.

     (5)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on April 30, 1999.

     (6)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

     (7)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 (File Nos. 333-34741 and 811-05200) electronically filed on April 26, 2001.

     (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on May 1, 2002.

     (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Nos. 333-52272 and 811-5200) as electronically filed on April 30, 2003.

     (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 33-50540 and 811-05200) filed electronically on April 27, 2004.

     (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-5200) as electronically filed on July 15, 2004.

     (12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

     (13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
10 Park Avenue                              Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President and
10 Park Avenue                              Director
Morristown, NJ 07962

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
260 Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Executive Vice President and
501 Boylston Street                         Director
Boston, MA  02116

Richard C. Pearson                          Executive Vice President, General
5 Park Plaza, Suite 1900                    Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                           Assistant Vice President and
5 Park Plaza, Suite 1900                    Director
Irvine, CA 92614

Helayne F. Klier                            Executive Vice President
260 Madison Avenue
New York, NY 10010

Kevin J. Paulson                            Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Matthew K. Wessel                           Chief Financial Officer
501 Route 22                                and Vice President
Bridgewater, NJ 08807

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.


On July 1, 2005, MetLife, Inc. completed the acquisition of Citigroup's Travelers Life & Annuity businesses, including The Travelers Insurance Company and The Travelers Life and Annuity Company, and substantially all of Citigroup's international insurance businesses.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.   NUMBER OF CONTRACT OWNERS


As of August 31, 2005, there were 1934 Qualified Contract Owners and 7676 Non-Qualified Contract Owners.


ITEM 28.   INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   General American Separate Account Two
   Security Equity Separate Account Twenty-Six
   Security Equity Separate Account Twenty-Seven
   Separate Account A of Paragon Life
   Separate Account B of Paragon Life
   Separate Account C of Paragon Life
   Separate Account D of Paragon Life

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Michael K. Farrell                        Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                          Director
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                        Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Paul Sylvester                            President, National Sales Manager-
10 Park Avenue                            Annuities & LTC
Morristown, NJ 07962

Timothy A. Spangenberg                    Executive Vice President, and
13045 Tesson Ferry Road                   Chief Financial Officer
St. Louis, MO 63128

Elizabeth M. Forget                       Executive Vice President, Investment
260 Madison Avenue                        Fund Management & Marketing
New York, NY 10016

Edward C. Wilson                          Executive Vice President,
5 Park Plaza, Suite 1900                  Chief Distribution Officer
Irvine, CA 92614

Paul A. LaPiana                           Executive Vice President, National
5 Park Plaza, Suite 1900                  Sales Manager-Life
Irvine, CA 92614

Helayne F. Klier                          Executive Vice President
260 Madison Avenue
New York, NY 10016

Richard C. Pearson                        Executive Vice President,
5 Park Plaza, Suite 1900                  General Counsel, Secretary
Irvine, CA 92614

Leslie Sutherland                         Senior Vice President
1 Metlife Plaza
Long Island City NY 11101

Anthony J. Williamson                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)               (2)                (3)            (4)            (5)
  Name of      Net Underwriting
 Principal      Discounts and       Compensation     Brokerage        Other
Underwriter      Commissions        on Redemption   Commissions    Compensation
-----------      -----------        -------------   -----------    ------------

MetLife Investors  $80,238,318            $0             $0             $0
Distribution
Company

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a) Registrant

(b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110


(d) MetLife Investors Distribution Company, 5 Park Avenue, Suite 1900, Irvine CA 92614

(e) MetLife Investors Insurance Company, 5 Park Avenue, Suite 1900, Irvine CA 92614


(f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607

(g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

(h) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Irvine, and State of California on this 24th day of October, 2005.


                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                             By:  METLIFE INVESTORS INSURANCE COMPANY


                             By:  /s/ RICHARD C. PEARSON
                                  -----------------------------------------


                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor


                              By: /s/ RICHARD C. PEARSON
                                  -----------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ MICHAEL K. FARRELL*       Chief Executive Officer, President            10/24/05
----------------------------- and Director                                  --------
Michael K. Farrell                                                          Date

/s/ JAMES P. BOSSERT*         Executive Vice President and Director         10/24/05
---------------------------                                                 --------
James P. Bossert                                                             Date

/s/ SUSAN A. BUFFUM*          Director                                       10/24/05
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                       10/24/05
----------------------------                                                --------
Michael R. Fanning                                                           Date

/s/ ELIZABETH M. FORGET*      Director                                       10/24/05
----------------------------                                                --------
Elizabeth M. Forget                                                          Date

/s/ GEORGE FOULKE*            Director                                       10/24/05
----------------------------                                                --------
George Foulke                                                                Date

/s/ HUGH C. MCHAFFIE*         Director                                       10/24/05
----------------------------                                                --------
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON*       Director                                       10/24/05
----------------------------                                                --------
Richard C. Pearson                                                           Date

/s/ JEFFREY A. TUPPER*        Director                                       10/24/05
----------------------------                                                --------
Jeffrey A. Tupper                                                            Date

/s/ MATTHEW K. WESSEL         Chief Financial Officer and Vice
----------------------------  President (Principal Accounting
Matthew K. Wessel             Officer)

                                    *By: /s/ JOHN E. CONNOLLY, JR.
                                         ---------------------------------------
                                         John E. Connolly, Jr., Attorney-in-fact
                                         October 24, 2005



* Metlife Investors Insurance Company. Executed by John C. Connolly, Jr., Esquire on behalf of those indicated pursuant to power of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54348 and 811-05200) filed as Exhibit 13(ii) on July 13, 2005.

                                INDEX TO EXHIBITS

EX-99.B10(i) Consent of Independent Registered Public Accounting Firm

EX-99.B10(ii) Consent of Counsel

EX-99.B10(iii) Consent of Sutherland Asbill & Brennan LLP